CONSOLIDATING BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2020	Jul. 08, 2020	Jul. 07, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Apr. 14, 2017
Allowance for doubtful accounts, account receivable	$ 4,655				$ 5,019
Sales returns and allowances	30,655				51,159
Allowances for doubtful account, notes receivables	$ 1,500,000			$ 1,500,000	$ 1,500,000	$ 1,500,000
Preferred Stock, par value	$ 0.00001				$ 0.00001
Preferred Stock, shares issued	988,140				988,140
Common Stock, par value	$ 0.00001				$ 0.00001		$ 0.00001
Common Stock, shares authorised	2,500,000,000				900,000,000		900,000,000
Common Stock, shares issued	778,052,603				763,967,603		541,965,449
Common Stock, shares outstanding	778,052,603				763,967,603		541,965,449	146,803,392
Series A Preferred Stock [Member]
Preferred Stock, par value	$ 0.00001				$ 0.00001		$ 0.00001
Preferred Stock, shares authorised	0				4,000,000		4,000,000
Preferred Stock, shares issued	0				4,000,000		4,000,000
Preferred Stock, shares outstanding	0				4,000,000		4,000,000
Series B Preferred Stock [Member]
Preferred Stock, par value	$ 0.00001				$ 0.00001		$ 0.00001
Preferred Stock, shares authorised	1,200,000				1,200,000		1,200,000
Preferred Stock, shares issued	488,000				488,000		1,138,000
Preferred Stock, shares outstanding	488,000				488,000		1,138,000
Series C Preferred Stock [Member]
Preferred Stock, par value	$ 0.00001	$ 0.00001	$ 0.00001		$ 0.00001		$ 0.00001
Preferred Stock, shares authorised	250	250	3,300,000		250		3,300,000
Preferred Stock, shares issued	140				0		271,000
Preferred Stock, shares outstanding	140				0		271,000
Series D Preferred Stock [Member]
Preferred Stock, par value	$ 0.00001				$ 0.00001		$ 0.00001
Preferred Stock, shares authorised	500,000				500,000		500,000
Preferred Stock, shares issued	500,000				500,000		500,000
Preferred Stock, shares outstanding	500,000				500,000		500,000